Personnel Expenses - Summary of Personnel Expense (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 EUR (€) Employee
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	€ 409	€ 348	€ 231
Social costs	90	136	38
Contributions to retirement plans	20	17	12
Share-based payments	88	65	53
Other employee benefits	60	48	39
Personnel expenses	€ 667	€ 614	€ 373
Average full-time employees | Employee	3,651	2,960	2,084